Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (96.84%)
Argentina (1.29%)
Globant SA(a)	34,973	$6,048,231

Bangladesh (0.71%)
Square Pharmaceuticals, Ltd.	1,557,448	3,322,311

Brazil (7.92%)
Arco Platform, Ltd., Class A(a)	105,925	4,613,034
Fleury SA	720,300	3,536,223
Hypera SA	466,300	3,220,671
Locaweb Servicos de Internet SA(a)(b)(c)	623,500	5,707,244
Magazine Luiza SA	136,000	2,095,055
Pagseguro Digital, Ltd., Class A(a)	256,875	9,820,331
Raia Drogasil SA	101,400	2,424,518
TOTVS SA	607,700	3,009,056
Vasta Platform(a)	147,200	2,774,720
		37,200,852

China (23.02%)
58.com, Inc., ADR(a)	61,300	3,394,181
AK Medical Holdings, Ltd.(b)(c)	1,130,000	3,302,388
Alibaba Group Holding, Ltd., Sponsored ADR(a)	24,000	6,024,480
ANTA Sports Products, Ltd.	457,000	4,333,961
Autohome, Inc., ADR	15,775	1,382,679
Baozun, Inc., Sponsored ADR(a)	85,350	3,589,821
CSPC Pharmaceutical Group, Ltd.	2,359,200	4,949,562
Fu Shou Yuan International Group, Ltd.	1,838,000	1,743,068
Hangzhou Robam Appliances Co., Ltd., Class A	436,500	2,397,170
Hangzhou Tigermed Consulting Co., Ltd., Class A	176,250	2,719,697
HUYA, Inc., ADR(a)	130,177	3,165,905
Jiangsu Hengrui Medicine Co., Ltd., Class A	227,880	3,081,498
Koolearn Technology Holding, Ltd.(a)(b)(c)	794,000	3,677,870
Li Ning Co., Ltd.	819,000	2,636,550
Man Wah Holdings, Ltd.	6,353,200	7,213,677
ManpowerGroup Greater China, Ltd.(c)	2,043,000	3,184,321
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	37,925	5,317,085
O2Micro International, Ltd., ADR(a)	462,244	1,539,272
Silergy Corp.	300,422	17,997,938
Suofeiya Home Collection Co., Ltd., Class A	1,081,800	3,558,726
		Value
	Shares	(Note 2)
China (continued)
Tencent Holdings, Ltd.	58,900	$4,058,243
TK Group Holdings, Ltd.	7,805,000	2,104,751
Trip.com Group, Ltd., ADR(a)	178,200	4,847,040
WuXi AppTec Co., Ltd., Class H(b)(c)	376,000	5,661,613
Wuxi Biologics Cayman, Inc.(a)(b)(c)	173,000	3,562,546
Yum China Holdings, Inc.	53,475	2,740,059
		108,184,101

Colombia (0.84%)
Parex Resources, Inc.(a)	324,731	3,927,464

Egypt (0.67%)
African Export-Import Bank, GDR	500,000	1,675,000
Integrated Diagnostics Holdings PLC(a)(b)(c)	371,100	1,491,822
		3,166,822

Georgia (1.12%)
Bank of Georgia Group PLC(a)	185,712	1,888,869
Georgia Capital PLC(a)	186,468	893,359
TBC Bank Group PLC(a)	240,293	2,491,191
		5,273,419

Greece (2.37%)
JUMBO SA	262,100	5,128,198
Sarantis SA	603,670	6,008,754
		11,136,952

Hong Kong (3.03%)
Jacobson Pharma Corp., Ltd.(c)	11,362,000	1,641,929
Plover Bay Technologies, Ltd.(c)	8,956,000	1,178,679
Techtronic Industries Co., Ltd.	351,000	3,666,110
Value Partners Group, Ltd.	6,626,800	3,334,648
Vitasoy International Holdings, Ltd.	1,156,383	4,394,085
		14,215,451

India (13.98%)
Avenue Supermarts, Ltd.(a)(b)(c)	40,000	1,103,265
Bajaj Finance, Ltd.	169,370	7,360,704
Can Fin Homes, Ltd.	504,500	2,464,084
City Union Bank, Ltd.	1,009,075	1,634,752
Cyient, Ltd.	668,095	2,946,985
Essel Propack, Ltd.	646,464	2,022,023
Gulf Oil Lubricants India, Ltd.	213,607	1,634,192
HDFC Bank, Ltd.	231,635	3,197,763
Hexaware Technologies, Ltd.	838,323	4,275,517
IndiaMart InterMesh, Ltd.(b)(c)	112,613	4,257,355
L&T Technology Services, Ltd.(b)(c)	172,763	3,490,130
Marico, Ltd.	345,835	1,680,117
Metropolis Healthcare, Ltd.(b)(c)	367,701	7,736,896

		Value
	Shares	(Note 2)
India (continued)
Mindtree, Ltd.	85,500	$1,238,171
Page Industries, Ltd.	8,507	2,253,552
Time Technoplast, Ltd.	2,390,721	1,169,596
Vaibhav Global, Ltd.	199,362	3,566,598
WNS Holdings, Ltd., ADR(a)	213,200	13,636,272
		65,667,972

Indonesia (3.70%)
Ace Hardware Indonesia Tbk PT(a)	26,020,300	3,118,872
Arwana Citramulia Tbk PT	45,188,500	1,306,133
Bank Central Asia Tbk PT	1,271,500	2,717,178
Bank Tabungan Pensiunan Nasional Syariah	8,128,000	1,920,657
Hexindo Adiperkasa Tbk PT	3,557,100	821,057
Link Net Tbk PT	3,318,500	432,996
Selamat Sempurna Tbk PT	52,028,900	4,579,256
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,365,800	2,489,344
		17,385,493

Kenya (0.62%)
Safaricom PLC	11,096,600	2,899,019

Malaysia (0.56%)
AEON Credit Service M Bhd	648,114	1,406,285
Mynews Holdings Bhd	2,292,100	367,601
Scicom MSC Bhd	3,545,500	844,565
		2,618,451

Mexico (1.29%)
Grupo Herdez SAB de CV	2,201,660	3,353,685
Regional SAB de CV(a)	1,048,200	2,729,889
		6,083,574

Peru (0.38%)
Credicorp, Ltd.	13,900	1,767,663

Philippines (3.63%)
Concepcion Industrial Corp.	1,861,792	719,804
D&L Industries, Inc.(a)	11,306,000	1,060,570
Philippine Seven Corp.	1,023,000	2,602,047
Puregold Price Club, Inc.	5,007,200	4,890,640
Robinsons Land Corp.	3,716,762	1,163,190
Wilcon Depot, Inc.	21,691,900	6,620,920
		17,057,171

Poland (3.48%)
Dino Polska SA(a)(b)(c)	168,413	9,343,912
LiveChat Software SA	239,800	5,659,904
PGS Software SA(a)	426,467	1,360,695
		16,364,511

Russia (1.73%)
HeadHunter Group PLC, ADR	141,100	2,827,644
TCS Group Holding PLC, GDR(c)	86,700	2,180,505
		Value
	Shares	(Note 2)
Russia (continued)
Yandex NV, Class A(a)	54,625	$3,143,123
		8,151,272

Singapore (0.27%)
Riverstone Holdings, Ltd./Singapore	467,900	1,280,425

South Africa (2.13%)
Capitec Bank Holdings, Ltd.	23,200	1,199,946
Clicks Group, Ltd.	216,900	2,896,483
Italtile, Ltd.	3,636,472	2,106,096
Shoprite Holdings, Ltd.	83,700	512,030
Transaction Capital, Ltd.	3,071,128	3,295,034
		10,009,589

South Korea (7.03%)
Douzone Bizon Co., Ltd.	62,500	5,481,996
Hy-Lok Corp.	18,500	204,192
LEENO Industrial, Inc.	69,200	7,951,553
LG Household & Health Care, Ltd.	6,025	6,933,251
NAVER Corp.	13,560	3,425,852
Settle Bank, Inc./Korea	70,000	1,598,120
Suprema, Inc.(a)	68,000	1,829,276
Tokai Carbon Korea Co., Ltd.	72,124	5,629,958
		33,054,198

Taiwan (9.40%)
ASPEED Technology, Inc.	106,000	4,251,651
Bioteque Corp.	765,000	4,112,973
eMemory Technology, Inc.	80,000	1,493,796
FineTek Co., Ltd.	409,500	936,575
M31 Technology Corp.	51,000	591,050
Pacific Hospital Supply Co., Ltd.	455,000	1,414,959
Poya International Co., Ltd.	453,000	9,494,683
Rafael Microelectronics, Inc.	312,000	1,512,366
Realtek Semiconductor Corp.	192,000	2,454,522
Sporton International, Inc.	805,760	6,835,118
Tehmag Foods Corp.	145,200	1,075,574
Test Research, Inc.	886,000	1,642,281
TSC Auto ID Technology Co., Ltd.	228,800	1,358,999
Voltronic Power Technology Corp.	230,100	6,990,698
		44,165,245

Thailand (1.65%)
Muangthai Capital PCL	1,779,000	2,852,562
Netbay PCL	1,489,000	1,432,534
TOA Paint Thailand PCL	2,776,000	3,449,691
		7,734,787

Turkey (0.18%)
DP Eurasia NV(a)(b)(c)	1,646,300	840,455

		Value
	Shares	(Note 2)
United Arab Emirates (0.58%)
Aramex PJSC	1,651,419	$1,474,662
Network International Holdings PLC(a)(b)(c)	236,400	1,250,171
		2,724,833

United States (2.04%)
FirstCash, Inc.	33,570	1,934,975
Genpact, Ltd.	192,575	7,668,337
		9,603,312

Vietnam (3.22%)
FPT Corp.	1,569,302	3,013,136
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,240,203	2,314,968
Lix Detergent JSC	437,310	1,013,248
Vietnam Dairy Products JSC	961,035	4,436,854
Vietnam Technological & Commercial Joint Stock Bank(a)	3,207,629	2,511,961
Vincom Retail JSC(a)	1,699,320	1,840,353
		15,130,520

TOTAL COMMON STOCKS
(Cost $341,978,076)		455,014,093

TOTAL INVESTMENTS (96.84%)
(Cost $341,978,076)		$455,014,093

Other Assets In Excess Of Liabilities (3.16%)		14,843,152

NET ASSETS (100.00%)		$469,857,245

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $51,425,667, representing 10.94% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $59,611,101, representing 12.69% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Contrarian Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.78%)
Australia (3.31%)
Fiducian Group, Ltd.	62,209	$214,226
Lycopodium, Ltd.	21,700	69,921
National Storage REIT	58,824	75,648
		359,795

Bangladesh (0.98%)
Square Pharmaceuticals, Ltd.	49,896	106,437

Belgium (0.47%)
X-Fab Silicon Foundries SE(a)(b)(c)	14,529	51,515

Brazil (0.76%)
Smiles Fidelidade SA	28,200	82,115

Britain (9.98%)
Ascential PLC(b)(c)	24,600	86,944
B&M European Value Retail SA	25,845	156,638
City of London Investment Group PLC	19,694	103,118
Close Brothers Group PLC	4,663	66,899
CVS Group PLC	7,997	119,232
K3 Capital Group PLC	82,799	155,531
On the Beach Group PLC(b)(c)	20,000	73,173
Oxford Immunotec Global PLC(a)	11,525	150,747
Sabre Insurance Group PLC(b)(c)	24,780	98,447
Volution Group PLC	33,829	73,730
		1,084,459

Canada (3.81%)
BioSyent, Inc.(a)	43,900	198,942
Guardian Capital Group, Ltd.	6,855	106,040
Kirkland Lake Gold, Ltd.	2,000	109,224
		414,206

China (5.40%)
Hangzhou Robam Appliances Co., Ltd., Class A	16,800	92,262
Man Wah Holdings, Ltd.	108,000	122,627
O2Micro International, Ltd., ADR(a)	48,718	162,231
TK Group Holdings, Ltd.	274,000	73,889
Xin Point Holdings, Ltd.(c)	676,000	136,067
		587,076

Colombia (1.36%)
Parex Resources, Inc.(a)	12,200	147,553

France (4.38%)
Alten SA(a)	1,000	77,981

	Shares	Value (Note 2)
France (continued)
Neurones	4,662	$131,249
Rothschild & Co.(a)	4,547	115,425
Thermador Groupe	1,309	87,582
Wavestone	2,591	63,331
		475,568

Georgia (1.70%)
Bank of Georgia Group PLC(a)	4,920	50,040
Georgia Capital PLC(a)	17,849	85,514
TBC Bank Group PLC(a)	4,744	49,183
		184,737

Germany (2.16%)
Aroundtown SA(a)	12,246	73,684
Grand City Properties SA	4,073	96,820
Norma Group SE	2,335	64,417
		234,921

Greece (1.96%)
Kri-Kri Milk Industry SA	16,748	113,241
Sarantis SA	10,000	99,537
		212,778

Hong Kong (3.91%)
Jacobson Pharma Corp., Ltd.(c)	912,000	131,794
Plover Bay Technologies, Ltd.(c)	1,361,000	179,117
Value Partners Group, Ltd.	226,000	113,725
		424,636

India (6.08%)
City Union Bank, Ltd.	43,500	70,472
Cyient, Ltd.	18,000	79,399
HCL Technologies, Ltd.	12,488	117,715
Hexaware Technologies, Ltd.	26,465	134,974
Time Technoplast, Ltd.	106,811	52,254
WNS Holdings, Ltd., ADR(a)	3,225	206,271
		661,085

Indonesia (2.46%)
Selamat Sempurna Tbk PT	2,172,100	191,174
Ultrajaya Milk Industry & Trading Co. Tbk PT	680,000	75,685
		266,859

Ireland (1.22%)
Hostelworld Group PLC(b)(c)	44,979	35,327
Irish Residential Properties REIT PLC	57,000	97,357
		132,684

Italy (3.00%)
Banca Sistema SpA(a)(b)(c)	59,271	120,786
Freni Brembo SpA(a)	6,678	60,099

	Shares	Value (Note 2)
Italy (continued)
Piovan SpA(a)(b)(c)	25,704	$145,032
		325,917

Japan (12.38%)
Beenos, Inc.	10,300	113,650
Central Automotive Products, Ltd.	7,800	156,214
GMO Financial Holdings, Inc.	13,400	82,789
Japan Lifeline Co., Ltd.	7,700	94,345
Medikit Co., Ltd.	2,200	73,053
Naigai Trans Line, Ltd.	11,400	103,710
Open Door, Inc.(a)	10,000	89,556
Seria Co., Ltd.	3,100	123,877
Sundrug Co., Ltd.	2,900	98,899
Synchro Food Co., Ltd.(a)	34,700	93,753
Trancom Co., Ltd.	3,100	223,153
YAMADA Consulting Group Co., Ltd.	8,800	93,109
		1,346,108

Mexico (0.81%)
Regional SAB de CV(a)	33,900	88,288

Netherlands (1.43%)
Aalberts NV	4,371	155,443

Norway (0.72%)
Sbanken ASA(a)(b)(c)	10,924	78,493

Philippines (1.43%)
Concepcion Industrial Corp.	169,800	65,648
Pryce Corp.	1,067,700	89,728
		155,376

Poland (0.77%)
PGS Software SA(a)	26,156	83,454

Singapore (2.53%)
Riverstone Holdings, Ltd./Singapore	100,300	274,475

South Africa (0.63%)
Italtile, Ltd.	118,471	68,614

South Korea (2.12%)
LEENO Industrial, Inc.	909	104,450
Tokai Carbon Korea Co., Ltd.	1,614	125,988
		230,438

Sweden (3.22%)
Beijer Alma AB	6,900	82,357
KNOW IT AB(a)	13,000	267,690
		350,047

Taiwan (3.71%)
Bioteque Corp.	61,000	327,963
	Shares	Value (Note 2)
Taiwan (continued)
FineTek Co., Ltd.	33,000	$75,475
		403,438

Turkey (0.57%)
DP Eurasia NV(a)(b)(c)	120,702	61,620

United Arab Emirates (0.47%)
Aramex PJSC	57,000	50,899

United States (11.42%)
Bank of NT Butterfield & Son, Ltd.	5,499	143,138
Barrett Business Services, Inc.	1,975	104,043
Esquire Financial Holdings, Inc.(a)	4,350	67,643
Five Below, Inc.(a)	675	73,514
Hackett Group, Inc.	14,040	193,612
HD Supply Holdings, Inc.(a)	2,600	91,260
Hingham Institution for Savings	416	73,216
Microchip Technology, Inc.	827	84,131
NV5 Global, Inc.(a)	1,364	77,393
Systemax, Inc.	8,024	179,818
TriMas Corp.(a)	2,895	67,743
WW Grainger, Inc.	250	85,383
		1,240,894

Vietnam (3.63%)
FPT Corp.	45,643	87,637
Hoa Phat Group JSC	62,400	58,425
Vietnam Dairy Products JSC	35,540	164,079
Vietnam Technological & Commercial Joint Stock Bank(a)	108,000	84,577
		394,718

TOTAL COMMON STOCKS
(Cost $10,157,840)		10,734,646

TOTAL INVESTMENTS (98.78%)
(Cost $10,157,840)		$10,734,646

Other Assets In Excess Of Liabilities (1.22%)		133,093

NET ASSETS (100.00%)		$10,867,739

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $751,337, representing 6.91% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $1,198,315, representing 11.03% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.55%)
Australia (8.65%)
Australian Ethical Investment, Ltd.	31,300	$135,515
Fiducian Group, Ltd.	190,828	657,144
Kogan.com, Ltd.	88,811	1,057,093
Mainstream Group Holdings, Ltd.	465,778	226,287
National Storage REIT	346,787	445,971
People Infrastructure, Ltd.	75,538	106,047
Temple & Webster Group, Ltd.(a)	117,820	633,006
		3,261,063

Brazil (0.67%)
Locaweb Servicos de Internet SA(a)(b)(c)	27,500	251,723

Britain (11.79%)
AB Dynamics PLC	13,514	304,266
City of London Investment Group PLC	43,608	228,332
Curtis Banks Group PLC	78,479	226,004
CVS Group PLC	31,500	469,651
dotdigital group PLC	129,000	192,502
Impax Asset Management Group PLC	93,518	484,765
JTC PLC(b)(c)	51,800	332,251
K3 Capital Group PLC	277,632	521,510
Keystone Law Group PLC	19,000	125,599
On the Beach Group PLC(b)(c)	65,000	237,813
Oxford Immunotec Global PLC(a)	49,717	650,298
Premier Miton Group PLC	51,749	67,062
Sanne Group PLC	16,177	133,407
Tracsis PLC	19,300	145,267
Volution Group PLC	86,601	188,746
XPS Pensions Group PLC(c)	90,380	139,603
		4,447,076

Canada (0.02%)
StorageVault Canada, Inc.	3,800	8,823

China (2.81%)
Essex Bio-technology, Ltd.	1,000	635
O2Micro International, Ltd., ADR(a)	148,955	496,020
TK Group Holdings, Ltd.	2,086,000	562,525
		1,059,180

Finland (1.92%)
Musti Group Oyj(a)	35,671	722,723

France (3.22%)
Esker SA	3,700	626,742

	Shares	Value (Note 2)
France (continued)
Neurones	6,900	$194,256
Thermador Groupe	5,874	393,016
		1,214,014

Georgia (0.30%)
TBC Bank Group PLC(a)	11,050	114,559

Germany (3.09%)
Exasol AG(a)	22,500	353,297
Marley Spoon AG(a)	150,636	360,533
Nexus AG	3,900	194,327
PharmaSGP Holding SE(a)	7,300	257,972
		1,166,129

Greece (4.58%)
Kri-Kri Milk Industry SA	83,721	566,075
Sarantis SA	116,542	1,160,025
		1,726,100

Hong Kong (1.07%)
Jacobson Pharma Corp., Ltd.(c)	968,000	139,886
Plover Bay Technologies, Ltd.(c)	2,008,000	264,269
		404,155

India (6.97%)
Amrutanjan Health Care, Ltd.	33,115	190,424
Cyient, Ltd.	23,640	104,277
Essel Propack, Ltd.	72,500	226,767
Gulf Oil Lubricants India, Ltd.	26,217	200,572
IndiaMart InterMesh, Ltd.(b)(c)	12,253	463,227
Metropolis Healthcare, Ltd.(b)(c)	18,316	385,392
Vaibhav Global, Ltd.	35,415	633,576
Westlife Development, Ltd.(a)	87,000	423,821
		2,628,056

Indonesia (1.84%)
Arwana Citramulia Tbk PT	7,920,100	228,923
Selamat Sempurna Tbk PT	5,271,800	463,991
		692,914

Ireland (1.21%)
Irish Residential Properties REIT PLC	137,000	234,000
Uniphar PLC	90,411	223,650
		457,650

Italy (0.70%)
Piovan SpA(a)(b)(c)	47,181	266,214

Japan (14.93%)
Atrae, Inc.(a)	3,700	92,067
BayCurrent Consulting, Inc.	3,400	406,953
Beenos, Inc.	9,500	104,823
Central Automotive Products, Ltd.	10,900	218,299

	Shares	Value (Note 2)
Japan (continued)
eGuarantee, Inc.	20,200	$452,451
Future Corp.	10,200	169,494
gremz, Inc.	5,500	175,098
M&A Capital Partners Co., Ltd.(a)	22,700	824,538
MarkLines Co., Ltd.	9,100	197,122
Medikit Co., Ltd.	4,000	132,823
Meinan M&A Co., Ltd.(a)	3,400	211,988
Naigai Trans Line, Ltd.	24,700	224,705
Open Door, Inc.(a)	41,300	369,868
Strike Co., Ltd.	4,000	174,390
Synchro Food Co., Ltd.(a)	54,800	148,059
System Information Co., Ltd.	17,600	228,448
Syuppin Co., Ltd.	22,100	128,189
Trancom Co., Ltd.	2,700	194,360
Vega Corp. Co., Ltd.(a)	31,300	565,354
YAKUODO Holdings Co., Ltd.	24,100	611,749
		5,630,778

Malaysia (0.23%)
Mynews Holdings Bhd	535,000	85,802

Netherlands (2.46%)
Shop Apotheke Europe NV(a)(b)(c)	6,191	927,633

New Zealand (0.40%)
CBL Corp., Ltd.(a)(d)	159,993	0
NZX, Ltd.	156,114	151,161
		151,161

Norway (2.92%)
Infront ASA(a)	72,633	173,965
Medistim ASA(a)	7,989	206,267
Sbanken ASA(a)(b)(c)	16,631	119,500
Self Storage Group ASA(a)	227,748	600,532
		1,100,264

Philippines (1.44%)
Concepcion Industrial Corp.	334,770	129,428
Pryce Corp.	3,697,000	310,691
Wilcon Depot, Inc.	335,000	102,251
		542,370

Poland (1.14%)
LiveChat Software SA	11,300	266,709
PGS Software SA(a)	51,047	162,872
		429,581

Singapore (1.87%)
Riverstone Holdings, Ltd./Singapore	257,800	705,479

South Korea (1.82%)
LEENO Industrial, Inc.	3,300	379,193
MegaStudyEdu Co., Ltd.	2,818	80,301
Suprema, Inc.(a)	3,500	94,154

	Shares	Value (Note 2)
South Korea (continued)
Tokai Carbon Korea Co., Ltd.	1,681	$131,218
		684,866

Sweden (4.97%)
Absolent Group AB(a)	1,843	76,404
KNOW IT AB(a)	21,050	433,452
Lyko Group AB(a)(c)	5,800	196,850
OEM International AB, Class B(a)	7,719	212,749
SwedenCare AB	36,978	568,549
Vitec Software Group AB, Class B	12,599	385,275
		1,873,279

Taiwan (6.21%)
Bioteque Corp.	130,000	698,937
FineTek Co., Ltd.	59,150	135,283
Pacific Hospital Supply Co., Ltd.	53,000	164,819
Poya International Co., Ltd.	25,000	523,989
Sporton International, Inc.	43,725	370,911
Tehmag Foods Corp.	13,300	98,520
Tofu Restaurant Co., Ltd.	35,000	197,734
TSC Auto ID Technology Co., Ltd.	25,700	152,650
		2,342,843

Thailand (0.64%)
Humanica PCL	462,000	121,491
Netbay PCL	125,000	120,260
		241,751

Turkey (0.25%)
DP Eurasia NV(a)(b)(c)	186,084	94,998

United States (8.43%)
Castle Biosciences, Inc.(a)	3,300	127,776
Coastal Financial Corp.(a)	12,400	165,788
Esquire Financial Holdings, Inc.(a)	14,510	225,630
Hackett Group, Inc.	7,625	105,149
Heska Corp.(a)	3,666	352,743
Joint Corp.(a)	54,024	780,107
LeMaitre Vascular, Inc.	10,200	299,166
MaxCyte, Inc.(a)	74,400	241,527
Seacoast Commerce Banc Holdings	9,450	116,707
Systemax, Inc.	18,475	414,025
Transcat, Inc.(a)	3,266	91,121
Veracyte, Inc.(a)	7,304	260,534
		3,180,273

	Shares	Value (Note 2)
Vietnam (1.00%)
Lix Detergent JSC	163,520	$378,876

TOTAL COMMON STOCKS
(Cost $26,485,535)		36,790,333

TOTAL INVESTMENTS (97.55%)
(Cost $26,485,535)		$36,790,333

Other Assets In Excess Of Liabilities (2.45%)		923,481

NET ASSETS (100.00%)		$37,713,814

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $3,078,751, representing 8.16% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $3,819,359, representing 10.13% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.54%)
Argentina (0.72%)
Globant SA(a)	29,450	$5,093,083

Australia (1.38%)
Fiducian Group, Ltd.	182,850	629,670
Kogan.com, Ltd.	431,507	5,136,107
National Storage REIT	3,150,556	4,051,641
		9,817,418

Bangladesh (0.24%)
Square Pharmaceuticals, Ltd.	788,790	1,682,628

Belgium (1.16%)
Melexis NV	52,131	4,442,861
Warehouses De Pauw CVA	118,567	3,791,943
		8,234,804

Brazil (1.77%)
Fleury SA	835,400	4,101,292
Locaweb Servicos de Internet SA(a)(b)(c)	226,400	2,072,366
Pagseguro Digital, Ltd., Class A(a)	167,548	6,405,360
		12,579,018

Britain (14.64%)
AB Dynamics PLC	67,600	1,522,004
Ascential PLC(b)(c)	1,724,239	6,093,993
B&M European Value Retail SA	2,334,828	14,150,658
boohoo Group PLC(a)	1,302,898	4,451,349
City of London Investment Group PLC	230,586	1,207,351
Curtis Banks Group PLC	361,499	1,041,048
CVS Group PLC	689,662	10,282,549
Dechra Pharmaceuticals PLC	421,523	15,758,694
Endava PLC, ADR(a)	205,640	10,621,306
FDM Group Holdings PLC	177,400	2,159,620
Impax Asset Management Group PLC	222,943	1,155,659
JTC PLC(b)(c)	482,638	3,095,696
K3 Capital Group PLC	865,551	1,625,868
On the Beach Group PLC(b)(c)	960,284	3,513,357
Oxford Immunotec Global PLC(a)	689,783	9,022,362
Premier Miton Group PLC	693,177	898,297
Sabre Insurance Group PLC(b)(c)	659,400	2,619,681
Sanne Group PLC	448,674	3,700,089
Softcat PLC	267,337	4,412,807
St. James's Place PLC	425,095	5,242,879
Volution Group PLC	572,195	1,247,094
		103,822,361
	Shares	Value (Note 2)
Canada (1.41%)
Gildan Activewear, Inc.	269,500	$4,782,571
Richelieu Hardware, Ltd.	211,665	5,246,391
		10,028,962

China (5.87%)
CSPC Pharmaceutical Group, Ltd.	841,200	1,764,824
Li Ning Co., Ltd.	422,000	1,358,515
Man Wah Holdings, Ltd.	4,451,000	5,053,843
O2Micro International, Ltd., ADR(a)	984,428	3,278,145
Silergy Corp.	296,352	17,754,109
Suofeiya Home Collection Co., Ltd., Class A	1,281,100	4,214,350
Trip.com Group, Ltd., ADR(a)	139,200	3,786,240
WuXi AppTec Co., Ltd., Class H(b)(c)	291,480	4,388,955
		41,598,981

Denmark (0.19%)
Ambu A/S, Class B	38,048	1,323,498

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	136,000	546,720

Finland (0.61%)
Musti Group Oyj(a)	214,900	4,354,046

France (3.27%)
Alten SA(a)	50,282	3,921,016
BioMerieux	34,047	5,514,545
Esker SA	35,947	6,089,052
Neurones	59,573	1,677,164
Rothschild & Co.(a)	44,200	1,122,012
Thermador Groupe	72,678	4,862,722
		23,186,511

Georgia (0.48%)
Bank of Georgia Group PLC(a)	68,600	697,728
Georgia Capital PLC(a)	267,266	1,280,459
TBC Bank Group PLC(a)	136,585	1,416,018
		3,394,205

Germany (4.28%)
Dermapharm Holding SE	130,175	6,570,623
Exasol AG(a)	213,200	3,347,692
Grand City Properties SA	139,167	3,308,153
Nexus AG	90,624	4,515,561
Norma Group SE	156,965	4,330,298
PATRIZIA AG	131,095	3,574,911
PharmaSGP Holding SE(a)	133,900	4,731,839
		30,379,077

Hong Kong (1.09%)
Jacobson Pharma Corp., Ltd.(c)	6,534,000	944,232
Value Partners Group, Ltd.	9,083,000	4,570,623

	Shares	Value (Note 2)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	584,000	$2,219,114
		7,733,969

India (6.83%)
Bajaj Finance, Ltd.	180,600	7,848,752
Cyient, Ltd.	502,116	2,214,847
Gulf Oil Lubricants India, Ltd.	138,167	1,057,041
HCL Technologies, Ltd.	294,138	2,772,613
HDFC Bank, Ltd.	227,652	3,142,777
Hexaware Technologies, Ltd.	470,863	2,401,441
IndiaMart InterMesh, Ltd.(b)(c)	49,575	1,874,192
L&T Technology Services, Ltd.(b)(c)	116,268	2,348,827
Metropolis Healthcare, Ltd.(b)(c)	398,409	8,383,031
Page Industries, Ltd.	13,541	3,587,087
Time Technoplast, Ltd.	1,240,759	607,008
WNS Holdings, Ltd., ADR(a)	191,100	12,222,756
		48,460,372

Indonesia (1.11%)
Arwana Citramulia Tbk PT	58,214,800	1,682,647
Selamat Sempurna Tbk PT	55,561,200	4,890,147
Ultrajaya Milk Industry & Trading Co. Tbk PT	11,504,000	1,280,411
		7,853,205

Ireland (2.06%)
ICON PLC, ADR(a)	13,790	2,557,493
Irish Residential Properties REIT PLC	4,361,546	7,449,662
Keywords Studios PLC	185,207	4,611,144
		14,618,299

Israel (0.75%)
Wix.com, Ltd.(a)	18,287	5,312,008

Italy (1.53%)
DiaSorin SpA	19,407	3,794,850
GVS SpA(a)(b)(c)	69,567	907,150
Interpump Group SpA	163,595	5,334,138
Piovan SpA(a)(b)(c)	144,291	814,147
		10,850,285

Japan (8.57%)
AIT Corp.	223,100	1,909,486
BayCurrent Consulting, Inc.	62,300	7,456,813
Create SD Holdings Co., Ltd.	127,500	4,570,993
Future Corp.	166,100	2,760,095
gremz, Inc.	35,600	1,133,362
Japan Lifeline Co., Ltd.	380,400	4,660,893
M&A Capital Partners Co., Ltd.(a)	59,800	2,172,132
MarkLines Co., Ltd.	45,200	979,109
Medikit Co., Ltd.	50,000	1,660,290
MonotaRO Co., Ltd.	73,300	3,119,517
	Shares	Value (Note 2)
Japan (continued)
Naigai Trans Line, Ltd.	98,900	$899,728
Nihon M&A Center, Inc.	71,100	3,438,968
Open Door, Inc.(a)	159,000	1,423,948
Seria Co., Ltd.	116,600	4,659,374
Strike Co., Ltd.	35,400	1,543,347
Synchro Food Co., Ltd.(a)	402,300	1,086,938
Systena Corp.	218,300	3,270,736
Syuppin Co., Ltd.	159,000	922,262
Trancom Co., Ltd.	69,670	5,015,213
Tsuruha Holdings, Inc.	27,500	3,790,326
YAKUODO Holdings Co., Ltd.	168,200	4,269,552
		60,743,082

Mexico (0.77%)
Grupo Herdez SAB de CV	2,224,900	3,389,086
Regional SAB de CV(a)	781,527	2,035,376
		5,424,462

Netherlands (2.06%)
Aalberts NV	173,222	6,160,192
Shop Apotheke Europe NV(a)(b)(c)	56,408	8,451,931
		14,612,123

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (1.01%)
Medistim ASA(a)	76,500	1,975,148
Nordic Semiconductor ASA(a)	114,100	1,118,204
Sbanken ASA(a)(b)(c)	563,410	4,048,299
		7,141,651

Philippines (1.01%)
Concepcion Industrial Corp.	1,035,152	400,209
Puregold Price Club, Inc.	5,246,800	5,124,662
Wilcon Depot, Inc.	5,410,500	1,651,423
		7,176,294

Poland (0.84%)
Dino Polska SA(a)(b)(c)	100,797	5,592,432
PGS Software SA(a)	120,487	384,429
		5,976,861

Singapore (1.10%)
Riverstone Holdings, Ltd./Singapore	2,857,000	7,818,282

South Africa (0.15%)
Italtile, Ltd.	1,791,241	1,037,413

South Korea (1.22%)
LEENO Industrial, Inc.	56,801	6,526,823
Tokai Carbon Korea Co., Ltd.	27,372	2,136,643
		8,663,466

	Shares	Value (Note 2)
Sweden (1.49%)
Beijer Alma AB	179,871	$2,146,906
EQT AB	101,324	2,365,685
KNOW IT AB(a)	196,210	4,040,268
Nibe Industrier AB, Class B(a)	57,221	1,368,565
OEM International AB, Class B(a)	24,467	674,352
		10,595,776

Switzerland (0.39%)
Partners Group Holding AG	2,850	2,746,072

Taiwan (2.47%)
ASPEED Technology, Inc.	36,500	1,464,012
Bioteque Corp.	1,055,000	5,672,140
Poya International Co., Ltd.	190,000	3,982,317
Sporton International, Inc.	672,671	5,706,148
Voltronic Power Technology Corp.	22,000	668,385
		17,493,002

Turkey (0.03%)
DP Eurasia NV(a)(b)(c)	403,911	206,201

United States (23.72%)
Accolade, Inc.(a)	21,250	689,350
Apollo Global Management, Inc., Class A	32,600	1,600,660
Bank of NT Butterfield & Son, Ltd.	122,225	3,181,517
EPAM Systems, Inc.(a)	59,475	17,252,508
Esquire Financial Holdings, Inc.(a)	17,086	265,687
Etsy, Inc.(a)	25,850	3,060,123
ExlService Holdings, Inc.(a)	54,475	3,489,668
Fastenal Co.	66,250	3,116,400
First Republic Bank	77,826	8,753,868
Five Below, Inc.(a)	33,067	3,601,327
FTI Consulting, Inc.(a)	34,750	4,150,540
Genpact, Ltd.	191,300	7,617,566
Heska Corp.(a)	109,763	10,561,396
Houlihan Lokey, Inc.	42,250	2,315,300
IDEXX Laboratories, Inc.(a)	6,675	2,654,981
Inphi Corp.(a)	40,772	5,327,270
Joint Corp.(a)	50,342	726,938
LeMaitre Vascular, Inc.	142,800	4,188,324
LGI Homes, Inc.(a)	17,825	2,034,011
Littelfuse, Inc.	16,350	2,904,577
Lululemon Athletica, Inc.(a)	10,105	3,290,087
MaxCyte, Inc.(a)	286,500	930,073
Microchip Technology, Inc.	41,970	4,269,608
Moelis & Co., Class A	38,575	1,149,149
Monolithic Power Systems, Inc.	7,275	1,927,948
New Relic, Inc.(a)	71,825	5,093,111
NV5 Global, Inc.(a)	54,375	3,085,237
Paycom Software, Inc.(a)	14,600	4,151,802
Paylocity Holding Corp.(a)	5,600	745,920
PJT Partners, Inc., Class A	43,975	2,353,982
	Shares	Value (Note 2)
United States (continued)
Pluralsight, Inc., Class A(a)	362,914	$7,682,889
Power Integrations, Inc.	86,453	10,549,860
PPD, Inc.(a)	42,750	1,255,567
Qualys, Inc.(a)	81,430	10,054,976
Rapid7, Inc.(a)	32,950	1,962,832
Silicon Laboratories, Inc.(a)	39,464	3,966,527
STAAR Surgical Co.(a)	41,829	2,434,030
SVB Financial Group(a)	14,375	3,223,881
Systemax, Inc.	147,204	3,298,842
Terreno Realty Corp.	64,381	3,911,790
TriMas Corp.(a)	72,105	1,687,257
Ulta Beauty, Inc.(a)	9,075	1,751,384
Veracyte, Inc.(a)	53,228	1,898,643
		168,167,406

Vietnam (1.24%)
Vietnam Dairy Products JSC	761,830	3,517,175
Vietnam Technological & Commercial Joint Stock Bank(a)	5,838,364	4,572,145
Vincom Retail JSC(a)	638,220	691,188
		8,780,508

TOTAL COMMON STOCKS
(Cost $462,191,166)		677,452,050

PREFERRED STOCKS (0.40%)
United States (0.40%)
Dataminr Inc - Private Placement(a)(e)	96,640	2,833,485

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		2,833,485

TOTAL INVESTMENTS (95.94%)
(Cost $464,114,302)		$680,285,535

Other Assets In Excess Of Liabilities (4.06%)		28,782,691

NET ASSETS (100.00%)		$709,068,226

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $54,956,978, representing 7.75% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $55,901,210, representing 7.88% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.14%)
Argentina (0.63%)
Globant SA(a)	10,407	$1,799,787

Australia (4.09%)
Appen, Ltd.	55,042	1,401,926
Australian Ethical Investment, Ltd.	381,415	1,651,359
Domino's Pizza Enterprises, Ltd.	7,200	380,247
EQT Holdings, Ltd.	38,243	704,925
Kogan.com, Ltd.	177,695	2,115,054
Lycopodium, Ltd.	86,369	278,295
Mainstream Group Holdings, Ltd.	887,635	431,235
National Storage REIT	1,086,807	1,397,643
Netwealth Group, Ltd.	90,626	777,619
People Infrastructure, Ltd.	295,130	414,331
Temple & Webster Group, Ltd.(a)	395,801	2,126,503
		11,679,137

Bangladesh (0.14%)
Square Pharmaceuticals, Ltd.	192,900	411,490

Belgium (0.60%)
Melexis NV	9,497	809,381
Warehouses De Pauw CVA	27,832	890,108
		1,699,489

Brazil (2.42%)
Arco Platform, Ltd., Class A(a)	25,432	1,107,564
Fleury SA	272,300	1,336,823
Locaweb Servicos de Internet SA(a)(b)(c)	123,300	1,128,634
Pagseguro Digital, Ltd., Class A(a)	53,904	2,060,750
Raia Drogasil SA	32,300	772,307
Vasta Platform(a)	26,251	494,831
		6,900,909

Britain (12.67%)
AB Dynamics PLC	57,576	1,296,315
Abcam PLC	54,866	922,884
Ascential PLC(b)(c)	101,100	357,319
B&M European Value Retail SA	487,900	2,957,008
Big Yellow Group PLC	61,600	821,667
boohoo Group PLC(a)	482,433	1,648,232
Clinigen Group PLC	44,973	415,326
Curtis Banks Group PLC	117,600	338,665
CVS Group PLC	85,400	1,273,275
Dechra Pharmaceuticals PLC	66,000	2,467,419
Diploma PLC	18,500	439,288
dotdigital group PLC	1,089,556	1,625,905
		Value
	Shares	(Note 2)
Britain (continued)
Endava PLC, ADR(a)	54,998	$2,840,647
FDM Group Holdings PLC	28,231	343,676
First Derivatives PLC	14,850	524,845
Gamma Communications PLC	49,317	1,019,987
Horizon Discovery Group PLC(a)	281,550	359,705
Impax Asset Management Group PLC	441,630	2,289,257
Intertek Group PLC	18,014	1,268,153
JTC PLC(b)(c)	325,942	2,090,630
K3 Capital Group PLC	492,624	925,355
Keystone Law Group PLC	90,951	601,228
On the Beach Group PLC(b)(c)	388,500	1,421,391
Oxford Immunotec Global PLC(a)	101,400	1,326,312
Rotork PLC	160,979	589,179
Sabre Insurance Group PLC(b)(c)	139,371	553,697
Sanne Group PLC	278,378	2,295,706
Softcat PLC	55,938	923,342
St. James's Place PLC	33,156	408,927
Volution Group PLC	244,347	532,552
XPS Pensions Group PLC(c)	819,328	1,265,554
		36,143,446

Canada (1.31%)
Gildan Activewear, Inc.	32,300	573,199
Richelieu Hardware, Ltd.	25,000	619,657
Ritchie Bros Auctioneers, Inc.	28,230	1,306,484
StorageVault Canada, Inc.	531,600	1,234,295
		3,733,635

China (5.26%)
CSPC Pharmaceutical Group, Ltd.	427,200	896,258
HUYA, Inc., ADR(a)	21,488	522,588
Jiangsu Hengrui Medicine Co., Ltd., Class A	32,000	432,719
Koolearn Technology Holding, Ltd.(a)(b)(c)	82,000	379,830
Man Wah Holdings, Ltd.	1,608,400	1,826,242
O2Micro International, Ltd., ADR(a)	292,039	972,490
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9,600	477,270
Silergy Corp.	82,925	4,967,942
Suofeiya Home Collection Co., Ltd., Class A	203,500	669,440
TK Group Holdings, Ltd.	1,830,000	493,491
Trip.com Group, Ltd., ADR(a)	13,250	360,400
WuXi AppTec Co., Ltd., Class H(b)(c)	140,760	2,119,491
Yum China Holdings, Inc.	17,200	881,328
		14,999,489

		Value
	Shares	(Note 2)
Colombia (0.91%)
Parex Resources, Inc.(a)	213,361	$2,580,498

Egypt (0.34%)
African Export-Import Bank, GDR	200,000	670,000
Integrated Diagnostics Holdings PLC(a)(b)(c)	72,993	293,432
		963,432

Finland (0.48%)
Musti Group Oyj(a)	67,400	1,365,578

France (2.78%)
Alten SA(a)	10,400	810,997
BioMerieux	4,900	793,646
Bureau Veritas SA(a)	35,351	771,415
Esker SA	19,148	3,243,474
Infotel SA	7,060	316,021
Neurones	17,282	486,542
Thermador Groupe	22,413	1,499,604
		7,921,699

Germany (3.46%)
CANCOM SE	11,600	696,194
Dermapharm Holding SE	17,100	863,128
Deutsche Industrie REIT AG	18,300	381,551
Exasol AG(a)	36,300	569,987
FUCHS PETROLUB SE	5,500	240,361
Grand City Properties SA	46,277	1,100,055
Nexus AG	16,985	846,319
Norma Group SE	13,460	371,330
PATRIZIA AG	65,604	1,788,996
PharmaSGP Holding SE(a)	56,400	1,993,097
Puma SE(a)	13,300	1,031,501
		9,882,519

Greece (0.84%)
Kri-Kri Milk Industry SA	61,300	414,477
Sarantis SA	199,040	1,981,186
		2,395,663

Hong Kong (1.32%)
Jacobson Pharma Corp., Ltd.(c)	5,534,000	799,721
Plover Bay Technologies, Ltd.(c)	3,254,000	428,252
Techtronic Industries Co., Ltd.	121,000	1,263,816
Vitasoy International Holdings, Ltd.	336,000	1,276,750
		3,768,539

India (5.58%)
Avenue Supermarts, Ltd.(a)(b)(c)	15,385	424,343
Bajaj Finance, Ltd.	27,171	1,180,833
Essel Propack, Ltd.	373,459	1,168,112
Gulf Oil Lubricants India, Ltd.	97,091	742,791
HDFC Bank, Ltd.	78,033	1,077,259
Hexaware Technologies, Ltd.	80,244	409,251
		Value
	Shares	(Note 2)
India (continued)
IndiaMart InterMesh, Ltd.(b)(c)	27,969	$1,057,373
L&T Technology Services, Ltd.(b)(c)	39,748	802,983
Metropolis Healthcare, Ltd.(b)(c)	98,779	2,078,436
Page Industries, Ltd.	1,500	397,358
Poly Medicure, Ltd.	138,226	720,946
Time Technoplast, Ltd.	712,756	348,697
Vaibhav Global, Ltd.	55,876	999,625
Westlife Development, Ltd.(a)	158,000	769,699
WNS Holdings, Ltd., ADR(a)	58,450	3,738,462
		15,916,168

Indonesia (1.83%)
Arwana Citramulia Tbk PT	26,137,200	755,473
Bank Central Asia Tbk PT	332,700	710,975
Bank Tabungan Pensiunan Nasional Syariah	3,448,500	814,885
Hexindo Adiperkasa Tbk PT	1,636,900	377,833
Selamat Sempurna Tbk PT	22,307,600	1,963,374
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	609,353
		5,231,893

Ireland (1.84%)
ICON PLC, ADR(a)	8,915	1,653,376
Irish Residential Properties REIT PLC	687,226	1,173,804
Keywords Studios PLC	35,300	878,873
Uniphar PLC	626,500	1,549,774
		5,255,827

Israel (1.44%)
Wix.com, Ltd.(a)	14,152	4,110,873

Italy (1.20%)
DiaSorin SpA	3,479	680,285
FinecoBank Banca Fineco SpA(a)	22,001	318,121
Freni Brembo SpA(a)	43,093	387,818
GVS SpA(a)(b)(c)	28,240	368,248
Interpump Group SpA	27,191	886,583
Piovan SpA(a)(b)(c)	138,608	782,081
		3,423,136

Japan (6.81%)
AIT Corp.	64,700	553,760
BayCurrent Consulting, Inc.	23,700	2,836,701
eGuarantee, Inc.	6,400	143,351
Funai Soken Holdings, Inc.	15,500	325,067
Future Corp.	64,300	1,068,478
gremz, Inc.	45,200	1,438,987
Japan Lifeline Co., Ltd.	69,000	845,430
MarkLines Co., Ltd.	24,800	537,210
Medikit Co., Ltd.	20,700	687,360
MISUMI Group, Inc.	15,700	369,900
MonotaRO Co., Ltd.	25,800	1,098,002
Naigai Trans Line, Ltd.	68,150	619,985

	Shares	Value (Note 2)
Japan (continued)
Nihon M&A Center, Inc.	26,600	$1,286,590
Open Door, Inc.(a)	83,700	749,588
Seria Co., Ltd.	12,300	491,512
Synchro Food Co., Ltd.(a)	113,400	306,385
System Information Co., Ltd.	49,100	637,319
Systena Corp.	51,200	767,117
Trancom Co., Ltd.	18,100	1,302,933
Tsuruha Holdings, Inc.	3,800	523,754
Vega Corp. Co., Ltd.(a)	77,600	1,401,646
YAKUODO Holdings Co., Ltd.	36,200	918,893
YAMADA Consulting Group Co., Ltd.	48,300	511,039
		19,421,007

Mexico (0.04%)
Regional SAB de CV(a)	47,157	122,814

Netherlands (1.15%)
Aalberts NV	46,082	1,638,787
Shop Apotheke Europe NV(a)(b)(c)	10,900	1,633,209
		3,271,996

New Zealand (0.42%)
CBL Corp., Ltd.(a)(d)	819,006	1
NZX, Ltd.	1,230,372	1,191,335
		1,191,336

Norway (1.01%)
Infront ASA(a)	116,166	278,231
Medistim ASA(a)	12,841	331,541
Nordic Semiconductor ASA(a)	11,845	116,083
Sbanken ASA(a)(b)(c)	45,900	329,808
Self Storage Group ASA(a)	694,169	1,830,403
		2,886,066

Philippines (1.46%)
Concepcion Industrial Corp.	1,793,920	693,564
Pryce Corp.	6,894,800	579,430
Puregold Price Club, Inc.	992,700	969,591
Wilcon Depot, Inc.	6,270,400	1,913,886
		4,156,471

Poland (1.29%)
Dino Polska SA(a)(b)(c)	53,018	2,941,552
LiveChat Software SA	31,404	741,216
		3,682,768

South Africa (0.48%)
Clicks Group, Ltd.	73,588	982,694
Italtile, Ltd.	665,000	385,141
		1,367,835

South Korea (0.75%)
LEENO Industrial, Inc.	6,000	689,441
LG Household & Health Care, Ltd.	383	440,736
	Shares	Value (Note 2)
South Korea (continued)
Suprema, Inc.(a)	8,000	$215,209
Tokai Carbon Korea Co., Ltd.	10,000	780,594
		2,125,980

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sweden (3.79%)
Beijer Alma AB	54,300	648,115
CTT Systems AB(a)	32,800	511,782
Epiroc AB, Class B	40,696	552,251
EQT AB	119,500	2,790,053
KNOW IT AB(a)	76,700	1,579,372
Nibe Industrier AB, Class B(a)	18,302	437,732
OEM International AB, Class B(a)	15,524	427,868
Sagax AB, Class A	66,831	1,022,657
SwedenCare AB	119,504	1,837,413
Vitec Software Group AB, Class B	32,514	994,272
		10,801,515

Switzerland (0.52%)
Partners Group Holding AG	1,542	1,485,769

Taiwan (2.95%)
ASPEED Technology, Inc.	6,000	240,659
Bioteque Corp.	220,000	1,182,816
FineTek Co., Ltd.	155,400	355,418
Pacific Hospital Supply Co., Ltd.	324,000	1,007,575
Poya International Co., Ltd.	98,000	2,054,037
Sporton International, Inc.	234,859	1,992,267
Test Research, Inc.	321,440	595,818
TSC Auto ID Technology Co., Ltd.	52,060	309,220
Voltronic Power Technology Corp.	21,950	666,866
		8,404,676

Thailand (0.18%)
TOA Paint Thailand PCL	413,300	513,601

United Arab Emirates (0.17%)
Aramex PJSC	550,033	491,161

United States (27.72%)
4imprint Group PLC(a)	13,100	408,121
8x8, Inc.(a)	50,625	804,937
ABIOMED, Inc.(a)	1,425	427,414
Accenture PLC, Class A	1,375	309,073
Accolade, Inc.(a)	8,625	279,795
Amazon.com, Inc.(a)	507	1,604,493
Apollo Global Management, Inc., Class A	54,825	2,691,907
Bank of NT Butterfield & Son, Ltd.	11,750	305,853

	Shares	Value (Note 2)
United States (continued)
Barrett Business Services, Inc.	10,055	$529,697
Blackline, Inc.(a)	15,275	1,358,100
Blackstone Group, Inc., Class A	34,800	1,854,144
Cactus, Inc., Class A	27,025	611,305
Castle Biosciences, Inc.(a)	7,600	294,272
CBOE Holdings, Inc.	2,420	212,234
CDW Corp.	2,400	279,000
CoreSite Realty Corp.	13,425	1,732,496
DexCom, Inc.(a)	650	283,101
EPAM Systems, Inc.(a)	14,298	4,147,564
Equinix, Inc.	2,425	1,904,789
Esquire Financial Holdings, Inc.(a)	15,712	244,322
Etsy, Inc.(a)	20,643	2,443,718
Exact Sciences Corp.(a)	4,300	407,425
ExlService Holdings, Inc.(a)	16,950	1,085,817
Fastenal Co.	35,782	1,683,185
Fastly, Inc., Class A(a)	5,329	514,195
First Republic Bank	27,200	3,059,456
Five Below, Inc.(a)	3,544	385,977
Freshpet, Inc.(a)	6,125	588,306
Frontage Holdings Corp.(a)(b)(c)	685,000	362,373
FTI Consulting, Inc.(a)	5,075	606,158
Genpact, Ltd.	45,400	1,807,828
Goosehead Insurance, Inc., Class A(a)	10,685	1,104,081
Hackett Group, Inc.	16,400	226,156
HD Supply Holdings, Inc.(a)	30,450	1,068,795
HealthEquity, Inc.(a)	4,300	221,708
HEICO Corp., Class A	4,100	313,855
Heska Corp.(a)	15,075	1,450,516
Houlihan Lokey, Inc.	16,575	908,310
HubSpot, Inc.(a)	1,224	287,163
I3 Verticals, Inc., Class A(a)	19,550	472,719
IDEXX Laboratories, Inc.(a)	2,600	1,034,150
Inphi Corp.(a)	10,525	1,375,197
Insperity, Inc.	15,299	1,022,891
Intersect ENT, Inc.(a)	46,850	805,352
Joint Corp.(a)	21,075	304,323
Kinsale Capital Group, Inc.	4,425	862,433
LeMaitre Vascular, Inc.	24,525	719,318
Lemonade, Inc.(a)	450	26,181
LGI Homes, Inc.(a)	11,975	1,366,467
Littelfuse, Inc.	3,100	550,715
Lululemon Athletica, Inc.(a)	5,440	1,771,210
MaxCyte, Inc.(a)	120,600	391,507
Medallia, Inc.(a)	19,425	596,930
Medpace Holdings, Inc.(a)	4,642	554,023
Microchip Technology, Inc.	7,750	788,408
Mimecast, Ltd.(a)	6,410	300,821
Moelis & Co., Class A	20,375	606,971
Monolithic Power Systems, Inc.	1,650	437,267
Morningstar, Inc.	2,550	428,502
MSCI, Inc.	1,145	430,497
New Relic, Inc.(a)	33,420	2,369,812
NV5 Global, Inc.(a)	15,171	860,803
NVIDIA Corp.	1,175	498,893
	Shares	Value (Note 2)
United States (continued)
Old Dominion Freight Line, Inc.	2,337	$427,250
Paycom Software, Inc.(a)	5,778	1,643,090
Paylocity Holding Corp.(a)	6,250	832,500
PJT Partners, Inc., Class A	32,850	1,758,461
Pluralsight, Inc., Class A(a)	108,264	2,291,949
Power Integrations, Inc.	9,498	1,159,041
PPD, Inc.(a)	9,450	277,547
Qualys, Inc.(a)	22,000	2,716,560
Rapid7, Inc.(a)	14,350	854,830
Revolve Group, Inc.(a)	53,665	878,496
Rexford Industrial Realty, Inc.	20,400	957,372
Silicon Laboratories, Inc.(a)	5,800	582,958
STAAR Surgical Co.(a)	7,354	427,929
SVB Financial Group(a)	2,900	650,383
Systemax, Inc.	62,613	1,403,157
Terreno Realty Corp.	21,825	1,326,087
Transcat, Inc.(a)	25,052	698,951
Ulta Beauty, Inc.(a)	1,825	352,207
Veracyte, Inc.(a)	21,007	749,320
Virtusa Corp.(a)	8,378	340,147
WW Grainger, Inc.	3,978	1,358,606
		79,069,870

Vietnam (1.26%)
FPT Corp.	33,000	63,362
Vietnam Dairy Products JSC	298,409	1,377,678
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	1,674,532
Vincom Retail JSC(a)	447,030	484,131
		3,599,703

TOTAL COMMON STOCKS
(Cost $184,434,685)		282,775,775

PREFERRED STOCKS (0.47%)
United States (0.47%)
Dataminr Inc - Private Placement(a)(d)	45,833	1,343,824

TOTAL PREFERRED STOCKS
(Cost $912,077)		1,343,824

TOTAL INVESTMENTS (99.61%)
(Cost $185,346,762)		$284,119,599

Other Assets In Excess Of Liabilities (0.39%)(f)		1,122,606

NET ASSETS (100.00%)		$285,242,205

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $19,124,830, representing 6.70% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $21,618,357, representing 7.58% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.
(f)	Includes cash which is being held as collateral for securities sold short. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.83%)
Argentina (1.02%)
Globant SA(a)	14,850	$2,568,159

Australia (1.66%)
Appen, Ltd.	63,400	1,614,805
Domino's Pizza Enterprises, Ltd.	19,800	1,045,679
Netwealth Group, Ltd.	177,800	1,525,619
		4,186,103

Belgium (1.37%)
Melexis NV	24,696	2,104,715
Warehouses De Pauw CVA	41,612	1,330,811
		3,435,526

Brazil (0.85%)
Pagseguro Digital, Ltd., Class A(a)	32,125	1,228,139
Raia Drogasil SA	38,000	908,596
		2,136,735

Britain (12.45%)
Abcam PLC	75,000	1,261,552
Ascential PLC(b)(c)	239,435	846,237
B&M European Value Retail SA	932,700	5,652,801
Big Yellow Group PLC	67,479	900,085
boohoo Group PLC(a)	530,100	1,811,086
Dechra Pharmaceuticals PLC	150,640	5,631,697
Endava PLC, ADR(a)	63,373	3,273,215
Intertek Group PLC	26,800	1,886,672
Sanne Group PLC	356,020	2,935,998
Softcat PLC	135,718	2,240,234
St. James's Place PLC	394,093	4,860,518
		31,300,095

Canada (1.17%)
Gildan Activewear, Inc.	81,933	1,453,990
Ritchie Bros Auctioneers, Inc.	32,050	1,483,274
		2,937,264

China (6.27%)
Baozun, Inc., Sponsored ADR(a)	23,500	988,410
CSPC Pharmaceutical Group, Ltd.	484,800	1,017,102
Hangzhou Tigermed Consulting Co., Ltd., Class A	51,400	793,149
Li Ning Co., Ltd.	243,000	782,273
Silergy Corp.	130,000	7,788,151
Trip.com Group, Ltd., ADR(a)	34,125	928,200

	Shares	Value (Note 2)
China (continued)
WuXi AppTec Co., Ltd., Class H(b)(c)	111,560	$1,679,813
Yum China Holdings, Inc.	34,700	1,778,028
		15,755,126

Denmark (0.23%)
Ambu A/S, Class B	16,381	569,812

France (1.75%)
Alten SA(a)	22,242	1,734,443
BioMerieux	8,543	1,383,698
Bureau Veritas SA(a)	58,980	1,287,037
		4,405,178

Georgia (0.27%)
Bank of Georgia Group PLC(a)	66,262	673,948

Germany (3.07%)
CANCOM SE	21,200	1,272,355
Dermapharm Holding SE	31,100	1,569,782
Grand City Properties SA	81,011	1,925,721
PATRIZIA AG	68,215	1,860,197
Puma SE(a)	14,000	1,085,790
		7,713,845

Hong Kong (1.36%)
Techtronic Industries Co., Ltd.	153,000	1,598,048
Vitasoy International Holdings, Ltd.	479,500	1,822,029
		3,420,077

India (7.45%)
Avenue Supermarts, Ltd.(a)(b)(c)	31,500	868,821
Bajaj Finance, Ltd.	118,493	5,149,625
HDFC Bank, Ltd.	129,000	1,780,868
Marico, Ltd.	182,487	886,548
Page Industries, Ltd.	3,208	849,817
Titan Co., Ltd.	64,516	899,667
WNS Holdings, Ltd., ADR(a)	129,600	8,289,216
		18,724,562

Indonesia (0.48%)
Bank Tabungan Pensiunan Nasional Syariah	5,139,200	1,214,400

Ireland (1.14%)
ICON PLC, ADR(a)	9,025	1,673,777
Keywords Studios PLC	48,207	1,200,221
		2,873,998

Israel (1.17%)
Wix.com, Ltd.(a)	10,125	2,941,110

Italy (1.08%)
DiaSorin SpA	6,442	1,259,671
GVS SpA(a)(b)(c)	43,190	563,195

	Shares	Value (Note 2)
Italy (continued)
Interpump Group SpA	27,592	$899,658
		2,722,524

Japan (5.17%)
BayCurrent Consulting, Inc.	8,500	1,017,382
Japan Lifeline Co., Ltd.	55,000	673,894
MonotaRO Co., Ltd.	48,800	2,076,841
Nihon M&A Center, Inc.	76,800	3,714,666
Seria Co., Ltd.	35,400	1,414,595
Systena Corp.	186,400	2,792,786
Tsuruha Holdings, Inc.	9,400	1,295,603
		12,985,767

Netherlands (1.02%)
Aalberts NV	35,485	1,261,933
Shop Apotheke Europe NV(a)(b)(c)	8,640	1,294,580
		2,556,513

Philippines (0.71%)
Philippine Seven Corp.	289,000	735,085
Puregold Price Club, Inc.	267,000	260,784
Wilcon Depot, Inc.	2,624,400	801,034
		1,796,903

Poland (1.04%)
Dino Polska SA(a)(b)(c)	46,930	2,603,776

Sweden (2.21%)
AddTech AB, Class B	15,300	712,001
EQT AB	89,100	2,080,282
Nibe Industrier AB, Class B(a)	41,008	980,796
Sagax AB	60,901	921,113
Sweco AB, Class B	15,002	857,716
		5,551,908

Switzerland (0.75%)
Partners Group Holding AG	1,950	1,878,891

Taiwan (0.81%)
ASPEED Technology, Inc.	20,000	802,198
Voltronic Power Technology Corp.	40,833	1,240,553
		2,042,751

United States (42.99%)
8x8, Inc.(a)	35,075	557,692
ABIOMED, Inc.(a)	10,725	3,216,856
Apollo Global Management, Inc., Class A	80,150	3,935,365
Ashtead Group PLC	42,700	1,361,030
Bank of NT Butterfield & Son, Ltd.	58,510	1,523,015
Blackline, Inc.(a)	23,650	2,102,721
Blackstone Group, Inc., Class A	16,200	863,136
CDW Corp.	8,125	944,531

	Shares	Value (Note 2)
United States (continued)
CoreSite Realty Corp.	14,675	$1,893,809
EPAM Systems, Inc.(a)	24,750	7,179,480
Equinix, Inc.	1,300	1,021,124
Etsy, Inc.(a)	8,975	1,062,460
ExlService Holdings, Inc.(a)	17,925	1,148,275
Fastenal Co.	101,125	4,756,920
First Republic Bank	66,750	7,508,040
Five Below, Inc.(a)	21,885	2,383,495
Freshpet, Inc.(a)	7,075	679,554
FTI Consulting, Inc.(a)	8,150	973,436
Genpact, Ltd.	67,727	2,696,889
Goosehead Insurance, Inc., Class A(a)	16,825	1,738,527
HD Supply Holdings, Inc.(a)	24,550	861,705
HealthEquity, Inc.(a)	13,657	704,155
Houlihan Lokey, Inc.	17,100	937,080
IDEXX Laboratories, Inc.(a)	5,250	2,088,187
Inphi Corp.(a)	20,125	2,629,532
Kinsale Capital Group, Inc.	7,150	1,393,535
LGI Homes, Inc.(a)	18,850	2,150,974
Littelfuse, Inc.	4,375	777,219
Lululemon Athletica, Inc.(a)	13,763	4,481,095
Medallia, Inc.(a)	45,550	1,399,752
Medpace Holdings, Inc.(a)	10,600	1,265,110
Microchip Technology, Inc.	18,300	1,861,659
Monolithic Power Systems, Inc.	6,275	1,662,938
MSCI, Inc.	2,550	958,749
New Relic, Inc.(a)	23,375	1,657,521
Paycom Software, Inc.(a)	15,900	4,521,483
Paylocity Holding Corp.(a)	8,250	1,098,900
PJT Partners, Inc., Class A	38,775	2,075,626
Pluralsight, Inc., Class A(a)	281,859	5,966,955
Pool Corp.	8,775	2,779,043
Power Integrations, Inc.	44,200	5,393,726
PPD, Inc.(a)	36,350	1,067,600
Qualys, Inc.(a)	26,675	3,293,829
Rapid7, Inc.(a)	17,350	1,033,540
Silicon Laboratories, Inc.(a)	12,975	1,304,117
STAAR Surgical Co.(a)	28,125	1,636,594
SVB Financial Group(a)	5,810	1,303,009
Terreno Realty Corp.	21,501	1,306,401
Texas Roadhouse, Inc.	20,725	1,164,538
Ulta Beauty, Inc.(a)	4,612	890,070
WW Grainger, Inc.	2,475	845,287
		108,056,284

Vietnam (1.34%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	731,126	755,527
Vietnam Dairy Products JSC	213,454	985,463
Vietnam Technological & Commercial Joint Stock Bank(a)	1,011,095	791,809

	Shares	Value (Note 2)
Vietnam (continued)
Vincom Retail JSC(a)	777,710	$842,255
		3,375,054

TOTAL COMMON STOCKS
(Cost $170,035,889)		248,426,309

PREFERRED STOCKS (0.28%)
United States (0.28%)
Dataminr Inc - Private Placement(a)(d)	24,262	711,362

TOTAL PREFERRED STOCKS
(Cost $482,814)		711,362

TOTAL INVESTMENTS (99.11%)
(Cost $170,518,703)		$249,137,671

Other Assets In Excess Of Liabilities (0.89%)		2,235,899

NET ASSETS (100.00%)		$251,373,570

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $7,856,422, representing 3.13% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $7,856,422, representing 3.13% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (96.17%)
Argentina (0.83%)
Globant SA(a)	31,175	$5,391,404

Australia (3.81%)
Appen, Ltd.	209,700	5,341,082
Fiducian Group, Ltd.	201,848	695,093
HUB24, Ltd.	385,936	3,678,259
Kogan.com, Ltd.	712,367	8,479,105
National Storage REIT	2,348,769	3,020,536
Netwealth Group, Ltd.	257,600	2,210,345
People Infrastructure, Ltd.	852,907	1,197,390
		24,621,810

Bangladesh (0.50%)
Square Pharmaceuticals, Ltd.	1,504,505	3,209,374

Belgium (1.31%)
Melexis NV	74,368	6,338,008
Warehouses De Pauw CVA	67,534	2,159,834
		8,497,842

Brazil (2.57%)
Arco Platform, Ltd., Class A(a)	41,450	1,805,148
Fleury SA	669,000	3,284,372
Locaweb Servicos de Internet SA(a)(b)(c)	661,900	6,058,741
Pagseguro Digital, Ltd., Class A(a)	143,575	5,488,872
		16,637,133

Britain (14.94%)
Ascential PLC(b)(c)	1,004,600	3,550,567
B&M European Value Retail SA	2,028,241	12,292,531
boohoo Group PLC(a)	1,687,452	5,765,177
Clinigen Group PLC	215,373	1,988,974
CVS Group PLC	728,400	10,860,115
Dechra Pharmaceuticals PLC	370,600	13,854,931
Endava PLC, ADR(a)	136,113	7,030,236
FDM Group Holdings PLC	175,900	2,141,359
First Derivatives PLC	77,400	2,735,555
Gamma Communications PLC	130,000	2,688,693
Impax Asset Management Group PLC	784,580	4,066,991
JTC PLC(b)(c)	594,874	3,815,591
K3 Capital Group PLC	810,360	1,522,196
On the Beach Group PLC(b)(c)	899,230	3,289,981
Oxford Immunotec Global PLC(a)	380,490	4,976,809
Sanne Group PLC	736,128	6,070,642
Softcat PLC	210,578	3,475,912
St. James's Place PLC	326,977	4,032,748
		Value
	Shares	(Note 2)
Britain (continued)
Volution Group PLC	1,144,000	$2,493,337
		96,652,345

Canada (1.76%)
Gildan Activewear, Inc.	143,800	2,551,888
Richelieu Hardware, Ltd.	159,350	3,949,696
Ritchie Bros Auctioneers, Inc.	31,900	1,476,332
Stantec, Inc.	59,610	1,918,539
StorageVault Canada, Inc.	647,300	1,502,932
		11,399,387

China (6.76%)
CSPC Pharmaceutical Group, Ltd.	1,768,800	3,710,913
Man Wah Holdings, Ltd.	5,555,000	6,307,369
O2Micro International, Ltd., ADR(a)	1,054,233	3,510,596
Silergy Corp.	279,199	16,726,493
Suofeiya Home Collection Co., Ltd., Class A	1,380,600	4,541,668
TK Group Holdings, Ltd.	7,310,000	1,971,266
Trip.com Group, Ltd., ADR(a)	113,775	3,094,680
WuXi AppTec Co., Ltd., Class H(b)(c)	256,680	3,864,954
		43,727,939

Colombia (0.78%)
Parex Resources, Inc.(a)	419,301	5,071,243

Finland (0.67%)
Musti Group Oyj(a)	214,400	4,343,915

France (3.51%)
Alten SA(a)	41,900	3,267,384
Bureau Veritas SA(a)	116,500	2,542,215
Esker SA	58,243	9,865,764
Neurones	50,872	1,432,204
Thermador Groupe	83,436	5,582,515
		22,690,082

Georgia (0.52%)
Bank of Georgia Group PLC(a)	65,283	663,990
Georgia Capital PLC(a)	163,711	784,332
TBC Bank Group PLC(a)	183,446	1,901,841
		3,350,163

Germany (5.89%)
CANCOM SE	71,700	4,303,199
Dermapharm Holding SE	123,662	6,241,877
Deutsche Industrie REIT AG	40,700	848,586
Exasol AG(a)	195,800	3,074,475
Grand City Properties SA	221,252	5,259,404
Nexus AG	63,706	3,174,306
Norma Group SE	94,103	2,596,082
PATRIZIA AG	300,526	8,195,230

		Value
	Shares	(Note 2)
Germany (continued)
PharmaSGP Holding SE(a)	124,900	$4,413,792
		38,106,951

Greece (0.15%)
Sarantis SA	100,600	1,001,343

Hong Kong (1.43%)
Jacobson Pharma Corp., Ltd.(c)	4,138,000	597,985
Value Partners Group, Ltd.	11,119,000	5,595,151
Vitasoy International Holdings, Ltd.	804,338	3,056,366
		9,249,502

India (6.45%)
Bajaj Finance, Ltd.	128,900	5,601,906
Cyient, Ltd.	615,700	2,715,870
Essel Propack, Ltd.	938,089	2,934,173
Gulf Oil Lubricants India, Ltd.	172,478	1,319,536
IndiaMart InterMesh, Ltd.(b)(c)	63,199	2,389,250
L&T Technology Services, Ltd.(b)(c)	125,618	2,537,714
Metropolis Healthcare, Ltd.(b)(c)	377,544	7,944,005
Page Industries, Ltd.	7,856	2,081,098
Time Technoplast, Ltd.	3,187,734	1,559,513
WNS Holdings, Ltd., ADR(a)	197,700	12,644,892
		41,727,957

Indonesia (1.73%)
Arwana Citramulia Tbk PT	63,783,500	1,843,605
Bank Tabungan Pensiunan Nasional Syariah	8,194,500	1,936,372
Link Net Tbk PT	4,328,400	564,767
Selamat Sempurna Tbk PT	48,677,500	4,284,287
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,555,257
		11,184,288

Ireland (2.84%)
Irish Residential Properties REIT PLC	5,088,718	8,691,696
Keywords Studios PLC	108,046	2,690,047
Uniphar PLC	2,840,100	7,025,562
		18,407,305

Israel (1.14%)
Wix.com, Ltd.(a)	25,333	7,358,730

Italy (2.43%)
DiaSorin SpA	22,847	4,467,509
FinecoBank Banca Fineco SpA(a)	219,945	3,180,268
GVS SpA(a)(b)(c)	67,024	873,989
Interpump Group SpA	146,141	4,765,037
Piovan SpA(a)(b)(c)	437,003	2,465,744
		15,752,547
		Value
	Shares	(Note 2)
Japan (14.04%)
AIT Corp.	362,600	$3,103,449
BayCurrent Consulting, Inc.	81,000	9,695,055
Create SD Holdings Co., Ltd.	93,600	3,355,647
eGuarantee, Inc.	177,000	3,964,546
Funai Soken Holdings, Inc.	49,600	1,040,215
Future Corp.	197,300	3,278,548
gremz, Inc.	142,000	4,520,712
Japan Lifeline Co., Ltd.	342,700	4,198,969
M&A Capital Partners Co., Ltd.(a)	84,800	3,080,214
MonotaRO Co., Ltd.	97,900	4,166,449
Naigai Trans Line, Ltd.	88,500	805,116
Nihon M&A Center, Inc.	106,100	5,131,850
Open Door, Inc.(a)	248,000	2,221,000
Seria Co., Ltd.	159,300	6,365,680
SMS Co., Ltd.	114,700	2,831,336
Strike Co., Ltd.	56,900	2,480,691
Synchro Food Co., Ltd.(a)	556,500	1,503,557
System Information Co., Ltd.	505,000	6,554,910
Systena Corp.	300,000	4,494,828
Syuppin Co., Ltd.	274,300	1,591,046
Tokyo Century Corp.	41,500	2,301,308
Trancom Co., Ltd.	88,990	6,405,969
Tsuruha Holdings, Inc.	28,000	3,859,241
YAKUODO Holdings Co., Ltd.	153,300	3,891,333
		90,841,669

Malaysia (0.41%)
AEON Credit Service M Bhd	604,937	1,312,599
Mynews Holdings Bhd	3,136,000	502,943
Scicom MSC Bhd	3,549,500	845,518
		2,661,060

Mexico (0.29%)
Regional SAB de CV(a)	715,965	1,864,630

Netherlands (1.47%)
Aalberts NV	267,576	9,515,648

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.98%)
Medistim ASA(a)	85,511	2,207,802
Nordic Semiconductor ASA(a)	392,000	3,841,681
Sbanken ASA(a)(b)(c)	688,929	4,950,198
Self Storage Group ASA(a)	683,772	1,802,988
		12,802,669

Philippines (1.07%)
Concepcion Industrial Corp.	3,070,600	1,187,152
Puregold Price Club, Inc.	5,001,000	4,884,584
Wilcon Depot, Inc.	2,886,000	880,881
		6,952,617

Poland (0.99%)
Dino Polska SA(a)(b)(c)	79,162	4,392,076

		Value
	Shares	(Note 2)
Poland (continued)
LiveChat Software SA	85,000	$2,006,221
		6,398,297

Singapore (1.76%)
Riverstone Holdings, Ltd./Singapore	4,165,400	11,398,766

South Africa (0.38%)
Italtile, Ltd.	4,209,423	2,437,925

South Korea (2.00%)
Hy-Lok Corp.	84,332	930,809
LEENO Industrial, Inc.	52,000	5,975,155
Suprema, Inc.(a)	91,500	2,461,453
Tokai Carbon Korea Co., Ltd.	45,362	3,540,932
		12,908,349

Sweden (1.93%)
Beijer Alma AB	116,750	1,393,506
Epiroc AB, Class B	237,600	3,224,268
KNOW IT AB(a)	190,123	3,914,928
Nibe Industrier AB, Class B(a)	58,300	1,394,371
Sagax AB	159,528	2,412,824
SwedenCare AB	7,633	117,360
		12,457,257

Taiwan (2.91%)
ASPEED Technology, Inc.	31,000	1,243,407
Bioteque Corp.	932,000	5,010,838
Poya International Co., Ltd.	4,000	83,838
Sporton International, Inc.	955,003	8,101,120
Test Research, Inc.	1,013,252	1,878,154
TSC Auto ID Technology Co., Ltd.	151,800	901,644
Voltronic Power Technology Corp.	53,000	1,610,200
		18,829,201

Turkey (0.05%)
DP Eurasia NV(a)(b)(c)	635,340	324,348

United Arab Emirates (0.71%)
Aramex PJSC	3,322,125	2,966,547
Network International Holdings PLC(a)(b)(c)	307,300	1,625,117
		4,591,664

United States (4.79%)
Bank of NT Butterfield & Son, Ltd.	196,634	5,118,383
EPAM Systems, Inc.(a)	58,475	16,962,428
Genpact, Ltd.	109,675	4,367,259
Lululemon Athletica, Inc.(a)	13,875	4,517,561
		30,965,631
		Value
	Shares	(Note 2)
Vietnam (1.37%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,161,861	$2,234,012
Vietnam Dairy Products JSC	831,556	3,839,082
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	2,795,791
		8,868,885

TOTAL COMMON STOCKS
(Cost $424,698,168)		622,199,877

TOTAL INVESTMENTS (96.17%)
(Cost $424,698,168)		$622,199,877

Other Assets In Excess Of Liabilities (3.83%)		24,791,175

NET ASSETS (100.00%)		$646,991,052

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $48,082,275, representing 7.43% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $48,680,260, representing 7.52% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.86%)
Argentina (1.57%)
Globant SA(a)	110,325	$19,079,605

Australia (2.54%)
Appen, Ltd.	467,900	11,917,463
Domino's Pizza Enterprises, Ltd.	168,400	8,893,553
Netwealth Group, Ltd.	1,170,800	10,046,088
		30,857,104

Belgium (1.92%)
Melexis NV	156,398	13,329,008
Warehouses De Pauw CVA	311,737	9,969,797
		23,298,805

Brazil (2.25%)
Arco Platform, Ltd., Class A(a)	89,775	3,909,701
Fleury SA	756,500	3,713,942
Pagseguro Digital, Ltd., Class A(a)	362,775	13,868,888
Raia Drogasil SA	240,500	5,750,461
		27,242,992

Britain (18.12%)
Abcam PLC	616,800	10,375,003
Ascential PLC(b)(c)	1,890,500	6,681,611
B&M European Value Retail SA	6,875,100	41,667,818
Big Yellow Group PLC	417,600	5,570,259
boohoo Group PLC(a)	4,180,314	14,282,037
Dechra Pharmaceuticals PLC	953,200	35,635,511
Endava PLC, ADR(a)	375,025	19,370,041
Intertek Group PLC	224,900	15,832,555
Sanne Group PLC	2,616,100	21,574,247
Softcat PLC	1,067,435	17,619,650
St. James's Place PLC	2,524,237	31,132,499
		219,741,231

Canada (1.79%)
Gildan Activewear, Inc.	579,534	10,284,462
Ritchie Bros Auctioneers, Inc.	246,124	11,390,619
		21,675,081

China (9.38%)
Baozun, Inc., Sponsored ADR(a)	169,500	7,129,170
CSPC Pharmaceutical Group, Ltd.	2,922,000	6,130,307
Hangzhou Tigermed Consulting Co., Ltd., Class A	419,250	6,469,407
Li Ning Co., Ltd.	1,842,000	5,929,822
Silergy Corp.	840,200	50,335,421
	Shares	Value (Note 2)
China (continued)
Trip.com Group, Ltd., ADR(a)	265,775	$7,229,080
WuXi AppTec Co., Ltd., Class H(b)(c)	838,960	12,632,625
Yum China Holdings, Inc.	348,925	17,878,917
		113,734,749

Denmark (0.37%)
Ambu A/S, Class B	129,312	4,498,111

France (3.57%)
Alten SA(a)	173,264	13,511,216
BioMerieux	69,300	11,224,424
Bureau Veritas SA(a)	435,167	9,496,035
Eurofins Scientific SE(a)	13,959	9,073,276
		43,304,951

Georgia (0.34%)
Bank of Georgia Group PLC(a)	411,323	4,183,548

Germany (5.16%)
CANCOM SE	150,300	9,020,514
Dermapharm Holding SE	230,564	11,637,788
Grand City Properties SA	689,789	16,397,044
PATRIZIA AG	585,980	15,979,453
Puma SE(a)	122,900	9,531,688
		62,566,487

Hong Kong (2.21%)
Techtronic Industries Co., Ltd.	1,069,500	11,170,668
Value Partners Group, Ltd.	2,904,000	1,461,311
Vitasoy International Holdings, Ltd.	3,729,000	14,169,651
		26,801,630

India (9.28%)
Avenue Supermarts, Ltd.(a)(b)(c)	229,500	6,329,982
Bajaj Finance, Ltd.	696,225	30,257,462
HDFC Bank, Ltd.	826,000	11,403,078
Marico, Ltd.	1,222,658	5,939,850
Page Industries, Ltd.	21,494	5,693,881
Titan Co., Ltd.	432,255	6,027,737
WNS Holdings, Ltd., ADR(a)	733,445	46,911,142
		112,563,132

Indonesia (0.66%)
Bank Tabungan Pensiunan Nasional Syariah	33,614,900	7,943,247

Ireland (1.74%)
ICON PLC, ADR(a)	67,100	12,444,366
Keywords Studios PLC	349,175	8,693,495
		21,137,861

Israel (1.95%)
Wix.com, Ltd.(a)	81,375	23,637,810

	Shares	Value (Note 2)
Italy (2.28%)
DiaSorin SpA	55,201	$10,794,018
FinecoBank Banca Fineco SpA(a)	228,096	3,298,126
GVS SpA(a)(b)(c)	353,005	4,603,166
Interpump Group SpA	275,527	8,983,765
		27,679,075

Japan (8.64%)
BayCurrent Consulting, Inc.	61,900	7,408,937
Japan Lifeline Co., Ltd.	420,300	5,149,772
MonotaRO Co., Ltd.	441,000	18,768,173
Nihon M&A Center, Inc.	605,600	29,291,691
Seria Co., Ltd.	376,800	15,057,050
Systena Corp.	1,379,300	20,665,720
Tsuruha Holdings, Inc.	61,600	8,490,331
		104,831,674

Mexico (0.04%)
Regional SAB de CV(a)	176,350	459,279

Netherlands (2.09%)
Aalberts NV	449,858	15,998,036
Shop Apotheke Europe NV(a)(b)(c)	62,039	9,295,656
		25,293,692

Norway (0.18%)
Nordic Semiconductor ASA(a)	228,891	2,243,179

Philippines (0.91%)
Puregold Price Club, Inc.	4,984,700	4,868,663
Wilcon Depot, Inc.	20,051,800	6,120,320
		10,988,983

Poland (1.56%)
Dino Polska SA(a)(b)(c)	340,272	18,879,016

Sweden (3.80%)
AddTech AB, Class B	132,200	6,152,058
EQT AB	735,200	17,165,245
Nibe Industrier AB, Class B(a)	359,700	8,603,009
Sagax AB	422,311	6,387,356
Sweco AB, Class B	136,100	7,781,306
		46,088,974

Switzerland (1.33%)
Partners Group Holding AG	16,690	16,081,382

Taiwan (1.27%)
ASPEED Technology, Inc.	141,000	5,655,498
Voltronic Power Technology Corp.	322,700	9,803,991
		15,459,489

United States (11.21%)
Accenture PLC, Class A	30,250	6,799,595
Ashtead Group PLC	265,200	8,453,046
	Shares	Value (Note 2)
United States (continued)
Bank of NT Butterfield & Son, Ltd.	434,457	$11,308,916
EPAM Systems, Inc.(a)	159,250	46,195,240
Genpact, Ltd.	491,625	19,576,507
Lululemon Athletica, Inc.(a)	98,700	32,135,733
Monolithic Power Systems, Inc.	43,275	11,468,308
		135,937,345

Vietnam (1.70%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	3,959,378	4,091,520
Vietnam Dairy Products JSC	1,436,960	6,634,078
Vietnam Technological & Commercial Joint Stock Bank(a)	6,159,127	4,823,341
Vincom Retail JSC(a)	4,659,760	5,046,490
		20,595,429

TOTAL COMMON STOCKS
(Cost $877,952,423)		1,186,803,861

TOTAL INVESTMENTS (97.86%)
(Cost $877,952,423)		$1,186,803,861

Other Assets In Excess Of Liabilities (2.14%)		25,972,408

NET ASSETS (100.00%)		$1,212,776,269

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $58,422,056, representing 4.82% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of these securities was $58,422,056, representing 4.82% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak US Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.49%)
Argentina (2.21%)
Globant SA(a)	2,575	$445,321

Britain (3.59%)
Endava PLC, ADR(a)	9,775	504,879
Oxford Immunotec Global PLC(a)	16,600	217,128
		722,007

Canada (0.50%)
Ritchie Bros Auctioneers, Inc.	2,175	100,659

Hong Kong (1.04%)
Techtronic Industries Co., Ltd.	20,000	208,895

India (2.92%)
WNS Holdings, Ltd., ADR(a)	9,200	588,431

Ireland (1.47%)
ICON PLC, ADR(a)	1,600	296,737

Israel (1.33%)
Wix.com, Ltd.(a)	925	268,694

United States (84.43%)
8x8, Inc.(a)	5,825	92,618
ABIOMED, Inc.(a)	675	202,460
Accolade, Inc.(a)	575	18,653
Apollo Global Management, Inc., Class A	9,850	483,635
Ashtead Group PLC	6,125	195,230
Bank of NT Butterfield & Son, Ltd.	5,600	145,768
Blackline, Inc.(a)	2,750	244,503
Blackstone Group, Inc., Class A	4,600	245,088
CDW Corp.	1,100	127,875
CoreSite Realty Corp.	2,350	303,268
DexCom, Inc.(a)	225	97,997
EPAM Systems, Inc.(a)	2,800	812,223
Equinix, Inc.	375	294,555
Etsy, Inc.(a)	1,650	195,327
Exact Sciences Corp.(a)	1,075	101,856
ExlService Holdings, Inc.(a)	3,950	253,037
Fastenal Co.	9,350	439,823
First Republic Bank	6,625	745,180
Five Below, Inc.(a)	3,175	345,788
Freshpet, Inc.(a)	850	81,643
FTI Consulting, Inc.(a)	900	107,496
Genpact, Ltd.	8,775	349,421
Goosehead Insurance, Inc., Class A(a)	3,225	333,239
Hamilton Lane, Inc., Class A	2,700	195,048
HD Supply Holdings, Inc.(a)	4,000	140,400
	Shares	Value (Note 2)
United States (continued)
HealthEquity, Inc.(a)	1,350	$69,606
HEICO Corp., Class A	1,950	149,273
Heska Corp.(a)	5,000	481,099
Houlihan Lokey, Inc.	4,475	245,230
IDEXX Laboratories, Inc.(a)	1,210	481,277
Inphi Corp.(a)	1,900	248,254
Kinsale Capital Group, Inc.	1,700	331,330
LeMaitre Vascular, Inc.	10,350	303,565
LGI Homes, Inc.(a)	2,200	251,042
Littelfuse, Inc.	550	97,708
Lululemon Athletica, Inc.(a)	1,350	439,547
Medallia, Inc.(a)	5,500	169,015
Medpace Holdings, Inc.(a)	1,175	140,236
Microchip Technology, Inc.	1,675	170,398
Moelis & Co., Class A	3,350	99,797
Monolithic Power Systems, Inc.	1,325	351,138
Morningstar, Inc.	600	100,824
MSCI, Inc.	275	103,395
New Relic, Inc.(a)	3,800	269,458
NV5 Global, Inc.(a)	3,575	202,846
Old Dominion Freight Line, Inc.	925	169,109
Paycom Software, Inc.(a)	2,375	675,378
Paylocity Holding Corp.(a)	1,750	233,100
PJT Partners, Inc., Class A	5,725	306,459
Pluralsight, Inc., Class A(a)	25,875	547,773
Pool Corp.	1,450	459,215
Power Integrations, Inc.	3,675	448,460
PPD, Inc.(a)	3,825	112,340
Qualys, Inc.(a)	4,600	568,007
Rapid7, Inc.(a)	2,050	122,119
Rexford Industrial Realty, Inc.	2,400	112,632
Silicon Laboratories, Inc.(a)	1,550	155,791
STAAR Surgical Co.(a)	3,550	206,575
SVB Financial Group(a)	900	201,843
Systemax, Inc.	9,750	218,497
Terreno Realty Corp.	5,174	314,372
Texas Roadhouse, Inc.	2,400	134,856
Ulta Beauty, Inc.(a)	1,250	241,238
Veracyte, Inc.(a)	2,300	82,041
WW Grainger, Inc.	575	196,380
Zoetis, Inc.	1,575	238,896
		17,002,250

TOTAL COMMON STOCKS
(Cost $15,016,810)		19,632,994

TOTAL INVESTMENTS (97.49%)
(Cost $15,016,810)		$19,632,994

Other Assets In Excess Of Liabilities (2.51%)		505,574

NET ASSETS (100.00%)		$20,138,568

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2020, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” and the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2020:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	455,014,093	–	–	455,014,093
Total	$455,014,093	$–	$–	$455,014,093
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	10,734,646	–	–	10,734,646
Total	$10,734,646	$–	$–	$10,734,646

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
New Zealand	$151,161	$–	$–	$151,161
Other*	36,639,172	–	–	36,639,172
Total	$36,790,333	$–	$–	$36,790,333
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	677,452,049	–	–	677,452,049
Preferred Stocks*	–	–	2,833,485	2,833,485
Total	$677,452,049	$–	$2,833,486	$680,285,535

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
New Zealand	$1,191,335	$–	$1	$1,191,336
Spain	–	–	–	–
Other*	281,584,439	–	–	281,584,439
Preferred Stocks*	–	–	1,343,824	1,343,824
Total	$282,775,774	$–	$1,343,825	$284,119,599
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	248,426,309	–	–	248,426,309
Preferred Stocks*	–	–	711,362	711,362
Total	$248,426,309	$–	$711,362	$249,137,671
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	622,199,876	–	–	622,199,876
Total	$622,199,876	$–	$1	$622,199,877

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	1,186,803,861	–	–	1,186,803,861
Total	$1,186,803,861	$–	$–	$1,186,803,861
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks*	19,632,994	–	–	19,632,994
Total	$19,632,994	$–	$–	$19,632,994

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$7,060	$-	$7,060
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	28,262	-	28,262
Change in Unrealized Appreciation/(Depreciation)	(7,060)	-	(7,060)
Purchases	6,086	-	6,086
Sales Proceeds	(34,348)	-	(34,348)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2020	$-	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2020	$-	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Grandeur Peak Global Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$1	$2,022,675	$2,022,676
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	810,810	810,810
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2020	$1	$2,833,485	$2,833,486
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2020	$-	$910,349	$910,349

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$-	$959,285	$959,285
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	1	384,539	384,540
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2020	$1	$1,343,824	$1,343,825
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2020	$1	$431,747	$431,748

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$-	$507,803	$507,803
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	203,559	203,559
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2020	$-	$711,362	$711,362
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2020	$-	$228,549	$228,549

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$1	$-	$1
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2020	$1	$-	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31, 2020	$-	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction. As of July 31, 2020, the Funds did not hold any securities sold short.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2020 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.